CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions		Total		Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2016		$ 4,451		$ 25	$ (9)	$ 4,408	$ 1,787	$ (1,767)	$ 7
Beginning balance at Dec. 31, 2016		4,320		25	(9)	4,408	1,652	(1,762)	6
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2016										$ 21
Adoption of ASC 606 (Adjustment Due to Adoption of New Accounting Pronouncements [Member])		(131)					(135)	5	(1)
Beginning balance at Dec. 31, 2016										21
Net income		277					274		3
Net income (loss), redeemable non controlling interests										5
Other comprehensive income (loss), net of tax		(144)	[1]					(143)	(1)
Dividend paid		(162)					(161)		(1)	(3)
Acquisition of treasury stock		(16)			(16)
Common shares issued from treasury stock and capital increase for share-based compensation		19			25	(6)
Share-based compensation expense		11				11
Other changes		(1)							(1)
Ending balance at Jun. 30, 2017		4,304		25		4,413	1,765	(1,905)	6
Ending balance at Jun. 30, 2017										23
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2017		4,400		25	(10)	4,412	1,921	(1,958)	10
Beginning balance at Dec. 31, 2017		4,232		25	(10)	4,412	1,763	(1,966)	8
Beginning balance (AS Previously Report [Member]) at Dec. 31, 2017										25
Beginning balance at Dec. 31, 2017	[2]	25
Adoption of ASC 606 (Adjustment Due to Adoption of New Accounting Pronouncements [Member])		(168)					(158)	(8)	(2)
Beginning balance at Dec. 31, 2017										25
Net income		605					592		13	5
Other comprehensive income (loss), net of tax		98						98
Dividend paid		(235)					(235)			(3)
Acquisition of treasury stock		(134)			(134)
Common shares issued from treasury stock and capital increase for share-based compensation		1			34	(33)
Share-based compensation expense		16				16
Other changes		(4)				(3)			(1)
Ending balance at Jun. 30, 2018		4,579		$ 25	$ (110)	$ 4,392	$ 2,120	$ (1,868)	$ 20
Ending balance at Jun. 30, 2018		$ 27								$ 27

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).